Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract kr in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 NOK (kr)
Derivative [Line Items]
Fair value / carrying amount of asset / (liability)	$ (44,526)
NIBOR | 4.35%
Derivative [Line Items]
Notional amount	$ 150,000	kr 900,000
Receivable margin	4.35%	4.35%
Fixed interest rate	6.43%	6.43%
Fair value / carrying amount of asset / (liability)	$ (40,214)
Remaining term (years)	2 months 12 days
NIBOR | 3.70%
Derivative [Line Items]
Notional amount	$ 134,000	kr 1,000,000
Receivable margin	3.70%	3.70%
Fixed interest rate	5.92%	5.92%
Fair value / carrying amount of asset / (liability)	$ (10,761)
Remaining term (years)	1 year 10 months 24 days
NIBOR | 6.00%
Derivative [Line Items]
Notional amount	$ 146,500	kr 1,200,000
Receivable margin	6.00%	6.00%
Fixed interest rate	7.72%	7.72%
Fair value / carrying amount of asset / (liability)	$ 6,449
Remaining term (years)	3 years 3 months 18 days